Background and critical accounting policies - Exchange rates applied (Details)	12 Months Ended
	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ ฿ / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ RM / £	Dec. 31, 2018 ₫ / £ ₨ / £	Dec. 31, 2018 ₫ / £ Rp / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ ¥ / £	Dec. 31, 2017 ₫ / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ ฿ / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ RM / £	Dec. 31, 2017 ₫ / £ ₨ / £	Dec. 31, 2017 ₫ / £ Rp / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ ¥ / £	Dec. 31, 2016 ₫ / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ ฿ / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ RM / £	Dec. 31, 2016 ₫ / £ ₨ / £	Dec. 31, 2016 ₫ / £ Rp / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ ¥ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ฿ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 RM / £	Dec. 31, 2017 ₨ / £	Dec. 31, 2017 Rp / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ¥ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ฿ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 RM / £	Dec. 31, 2016 ₨ / £	Dec. 31, 2016 Rp / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ¥ / £	Dec. 31, 2015 ₫ / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 ฿ / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 RM / £	Dec. 31, 2015 ₨ / £	Dec. 31, 2015 Rp / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 ¥ / £
Background and critical accounting policies
Opening / Closing rate	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	1.27	41.47	1.74	5.26	88.92	18,314.37	9.97	8.74	1.35	44.09	1.81	5.47	86.34	18,353.44	10.57	8.81	1.24	44.25	1.79	5.54	83.86	16,647.30	9.58	8.59	33,140.64	1.47	53.04	2.09	6.33	97.51	20,317.71	11.42	9.57
Average rate	30,732.53	1.34	43.13	1.80	5.38	91.25	18,987.65	10.46	8.82	29,279.71	1.29	43.71	1.78	5.54	83.90	17,249.38	10.04	8.71	30,292.79	1.35	47.80	1.87	5.61	91.02	18,026.11	10.52	8.99